Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000259986
Shareholder Report [Line Items]
Fund Name	CORE16 Best of Breed Premier Index ETF
Class Name	CORE16 Best of Breed Premier Index ETF
Trading Symbol	BOBP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CORE16 Best of Breed Premier Index ETF (the "Fund") for the period from May 20, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://core16etf.com/#investor-materials. You can also request this information by contacting us at 833-462-3466.
Additional Information Phone Number	833-462-3466
Additional Information Website	https://core16etf.com/#investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
CORE16 Best of Breed Premier Index ETF	$33	0.70%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on May 20, 2025. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%
AssetsNet	$ 814,293
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 7,185
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$814,293	51	$7,185	135%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.5%
Health Care	6.7%
Communication Services	8.1%
Financials	8.4%
Exchange-Traded Fund	9.9%
Consumer Discretionary	15.4%
Information Technology	21.1%
Industrials	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Bloomberg 1-3 Month T-Bill ETF	9.9%
Warner Bros Discovery	2.8%
CH Robinson Worldwide	2.6%
Palantir Technologies, Cl A	2.5%
Tesla	2.4%
Broadcom	2.2%
Amphenol, Cl A	2.0%
Alphabet, Cl A	2.0%
AppLovin, Cl A	2.0%
Allegion PLC	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	833-462-3466
Updated Prospectus Web Address	https://core16etf.com/#investor-materials